Stock Options (Tables)	12 Months Ended
Dec. 31, 2013
Schedule of Stock Option Activity

A summary of the stock option activity (reflecting historical Stratasys Inc. stock options prior to the Stratasys-Objet merger date) for the years ended December 31, 2013, 2012 and 2011 is as follows:

					Weighted
	Number				Average
	of Options	Per Share			Exercise
	Outstanding	Exercise Price			Price
Shares under option
at January 1, 2011	1,182,650	$8.27	-	$33.06	$15.16
Granted in 2011	325,000	21.08	-	25.95	25.42
Exercised in 2011	(423,783)	8.27	-	24.65	14.61
Expired in 2011	(3,000)	12.49	-	12.49	12.49
Forfeited in 2011	(43,600)	9.30	-	25.50	16.08
Shares under option
at December 31, 2011	1,037,267	9.30	-	33.06	18.59
Granted in 2012	336,750	46.87	-	46.87	46.87
Objet options from merger in 2012	3,286,909	2.21	-	15.64	6.10
Exercised in 2012	(1,322,047)	2.21	-	33.06	11.50
Forfeited in 2012	(22,962)	9.30	-	46.87	31.05
Shares under option
at December 31, 2012	3,315,917	2.21	-	46.87	11.84
Granted in 2013	388,131	74.95	-	120.51	86.22
MakerBot options from merger in 2013	77,631	2.74	-	7.30	4.76
Exercised in 2013	(1,741,953)	2.21	-	74.95	7.18
Forfeited in 2013	(32,293)	2.74	-	91.56	30.40
Shares under option
at December 31, 2013	2,007,433	$2.21	-	$120.51	$29.66

Schedule of Stock Options Exercisable

A summary of stock options exercisable at December 31, 2013, 2012 and 2011 is as follows:

					Weighted
	Number				Average
	of	Per Share			Exercise
	Shares	Exercise Price			Price
Options exercisable at
December 31, 2013	1,013,848	$2.21	-	$74.95	$11.36

Options exercisable at
December 31, 2012	2,281,298	$2.21	-	$46.87	$7.32

Options exercisable at
December 31, 2011	210,520	$9.30	-	$26.15	$16.44

Schedule of Stock Options Outstanding

The following table summarizes information about stock options outstanding at December 31, 2013:

	Options Outstanding			Options Exercisable
	Number	Weighted-		Number
	Outstanding	Average	Weighted-	Exercisable	Weighted-
	at	Remaining	Average	at	Average
Exercise	December 31,	Contractual	Exercise	December 31,	Exercise
Prices	2013	Life in Years	Price	2013	Price
$2.21 - $7.82	773,770	4.3	$5.94	618,965	$5.53
9.30 - 18.26	508,832	3.5	15.40	269,989	15.19
18.78 - 74.95	370,179	4.6	43.63	124,894	31.97
82.15 - 120.51	354,652	9.5	87.27	0	-
	2,007,433		29.66	1,013,848	11.36
Aggregate
intrinsic value	$59,536,686			$11,516,404

Schedule of Stock-based Compensation

Stock-based compensation expenses included in the Company's Statements of Operations were:

	2013	2012	2011
Cost of sales	$2,980	$603	$-
Research and development, net	3,491	960	-
Selling, general and administrative	17,791	7,311	1,587
Total stock-based compensation expenses	$24,262	$8,874	$1,587

Stock Options [Member]
Schedule of Stock Option Assumptions

The following assumptions were applied in determining the compensation cost:

	2013	2012	2011
Risk-free interest rate	1.4% - 1.7%	0.8%	0.9% - 1.5%
Expected option term	5.1 - 5.2 years	4.5 years	4.5 years
Expected price volatility	56% - 57%	62%	55%
Dividend yield	-	-	-
Weighted average grant date fair value	$40.94	$22.36	$10.67